S000028085 [Member] Investment Objectives and Goals - AB All Market Real Return Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB All Market Real Return Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to maximize real return over inflation.